Long-Term Loans (Details)	Apr. 30, 2026 USD ($)	Nov. 01, 2021 USD ($)	Nov. 21, 2025 USD ($)	Nov. 21, 2025 CNY (¥)	Oct. 31, 2025 USD ($)	Oct. 01, 2025 USD ($)	Oct. 01, 2025 CNY (¥)	Nov. 01, 2024 USD ($)	Nov. 01, 2024 CNY (¥)	Oct. 31, 2024 USD ($)	Oct. 25, 2024 USD ($)	Oct. 25, 2024 CNY (¥)	Dec. 27, 2023 USD ($)	Dec. 27, 2023 CNY (¥)	Nov. 01, 2021 CNY (¥)
Long-Term Loans [Line Items]
Long-term loan	$ 2,154,835				$ 2,300,735					$ 2,058,651
Remaining balance	$ 4,689
Long-term Loan Agreement [Member]
Long-Term Loans [Line Items]
Aggregate principal amount		$ 210,000						$ 210,000	¥ 1,471,592						¥ 1,471,592
Matured date	Oct. 31, 2026	Oct. 31, 2026
Zhejiang Yiwu Rural Commercial Bank [Member] | Long-term Loan Agreement [Member]
Long-Term Loans [Line Items]
Long-term loan													$ 1,450,000	¥ 9,950,000
Fixed interest rate													3.50%	3.50%
Zhejiang Yiwu Rural Commercial Bank [Member] | Previously Reported [Member] | Long-term Loan Agreement [Member]
Long-Term Loans [Line Items]
Long-term loan													$ 1,390,000
Bank of China Limited Zhumadian Zhonghua [Member]
Long-Term Loans [Line Items]
Long-term loan						$ 580,000	¥ 4,000,000
Fixed interest rate						2.90%	2.90%
Bank of China Limited Zhumadian Zhonghua [Member] | Previously Reported [Member]
Long-Term Loans [Line Items]
Long-term loan						$ 23,000.000
China Construction Bank [Member]
Long-Term Loans [Line Items]
Long-term loan			$ 130,000	¥ 886,020							$ 130,000	¥ 886,020
Fixed interest rate			3.90%	3.90%							3.90%	3.90%
Maximum [Member] | Bank of China Limited Zhumadian Zhonghua [Member]
Long-Term Loans [Line Items]
Long-term loan | ¥							¥ 4,000,000
Minimum [Member] | Bank of China Limited Zhumadian Zhonghua [Member]
Long-Term Loans [Line Items]
Long-term loan | ¥							¥ 160,000